                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

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Check here if Amendment [_]; Amendment Number: ____________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:      Highfields Capital Management LP
Address:   200 Clarendon Street, 51st Floor
           Boston, MA 02116

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13F File Number     28-3499
                    -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth H. Colburn
Title: Chief Operating Officer
Phone: 617-850-7500

Signature, Place and Date of Signing

     /s/ Kenneth H. Colburn        Boston, Massachusetts      February 17, 2004
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Report Type (Check only one.)

[X]  13F Holdings Report

[_]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager: None

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2
                                   -

Form 13F Information Table Entry Total: 111
                                        ---

Form 13F Information Table Value Total: $3,888,428 (x 1000)
                                        -------------------

List of Other Included Managers:
      01  File Number 28-7618      Jonathon S. Jacobson
      02  File Number 28-7616      Richard L. Grubman

          Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4           Name of Reporting Manager Highfields Capital Management LP
                                                --------------------------------

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
             Item 1:                Item 2:        Item 3:   Item 4:              Item 5:      Item 6:    Item 7:       Item 8:
             -------                -------        -------   -------   ----------------------  -------    -------       -------
                                                                        SHARES OR
                                                              VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP NUMBER x$1000      AMOUNT    PRN  CALL  DISCRETION MANAGERS SOLE SHARED   NONE
Aetna Inc                             COM         00817Y108  177,769    2,630,500  SHRS         OTHER     01/02           X
Affiliated Computer Services          CI A        008190100   84,555    1,552,600  SHRS  PUT    OTHER     01/02           X
Albemarle Corp                        COM         012653101   16,978      566,500  SHRS         OTHER     01/02           X
Allied Capital Corp                   COM         01903Q108    2,788      100,000  SHRS  PUT    OTHER     01/02           X
Amazon.com Inc                        COM         023135106   52,620    1,000,000  SHRS  PUT    OTHER     01/02           X
Amerada Hess Corp                     COM         023551104    6,247      117,500  SHRS         OTHER     01/02           X
Anadarko Petroleum Corp               COM         032511107    2,551       50,000  SHRS  CALL   OTHER     01/02           X
Aramark Corp                          CL B        038521100  147,681    5,385,899  SHRS         OTHER     01/02           X
Aspen Insurance Holdings Ltd          SHS         G05384105   10,266      413,800  SHRS         OTHER     01/02           X
Axis Capital Holdings                 SHS         G0692U109   10,444      356,700  SHRS         OTHER     01/02           X
BEA Sys Inc                           COM         073325102      615       50,000  SHRS         OTHER     01/02           X
Bearingpoint Inc                      COM         074002106    1,009      100,000  SHRS  CALL   OTHER     01/02           X
Bed Bath & Beyond Inc                 COM         075896100    4,335      100,000  SHRS  PUT    OTHER     01/02           X
Biogen Idec Inc                       COM         09062X103   21,157      575,224  SHRS         OTHER     01/02           X
BP PLC                           Sponsored ADR    055622104    5,646      114,400  SHRS         OTHER     01/02           X
Brocade Communications                COM         111621108      462       80,000  SHRS         OTHER     01/02           X
Capital Source Inc                    COM         14055X102  133,444    6,839,082  SHRS         OTHER     01/02           X
Career Education Corp                 COM         141665109   51,219    1,272,522  SHRS         OTHER     01/02           X
Career Education Corp                 COM         141665109    2,013       50,000  SHRS  CALL   OTHER     01/02           X
Carmax Inc                            COM         143130102   13,000      420,300  SHRS         OTHER     01/02           X
Carnival Corp                     Paired CTF      143658300   19,865      500,000  SHRS         OTHER     01/02           X
Cerner Corp                           COM         156782104    9,088      240,100  SHRS  PUT    OTHER     01/02           X
ChoicePoint Inc                       COM         170388102   13,598      357,000  SHRS         OTHER     01/02           X
Circuit City Store Inc                COM         172737108  141,843   14,002,300  SHRS         OTHER     01/02           X
Citigroup Inc                  *W EXP 99/99/999   172967127    3,035    2,863,100  SHRS         OTHER     01/02           X
City Investing Co Liq Tr         Unit Ben INT     177900107    1,127      586,900  SHRS         OTHER     01/02           X
Comcast Corp                       CL A SPL       20030n200  176,418    5,638,166  SHRS         OTHER     01/02           X
Comcast Corp                          CL A        20030n101   15,203      462,511  SHRS         OTHER     01/02           X
Concord EFS Inc                       COM         206197105   26,712    1,800,000  SHRS         OTHER     01/02           X
ConocoPhillips                        COM         20825C104   25,789      393,300  SHRS         OTHER     01/02           X
Cree Inc                              COM         225447101   47,860    2,705,466  SHRS         OTHER     01/02           X
Danaher Corp                          COM         235851102   44,499      485,000  SHRS  PUT    OTHER     01/02           X
Dobson Communications Corp.           CL A        256069105    6,774    1,031,000  SHRS         OTHER     01/02           X
Eastman Kodak Co                      COM         277461109   16,077      626,301  SHRS         OTHER     01/02           X
EBAY Inc                              COM         278642103   32,295      500,000  SHRS         OTHER     01/02           X
Eclipsys Corp                         COM         278856109   23,408    2,011,000  SHRS         OTHER     01/02           X
El Paso Elec Co                     COM NEW       283677854   62,126    4,653,600  SHRS         OTHER     01/02           X
Electronic Data Systems               COM         285661104    1,718       70,000  SHRS  CALL   OTHER     01/02           X
Exxon-Mobil Corp.                     COM         30231G102   23,780      580,000  SHRS         OTHER     01/02           X
Fastenal Co                           COM         311900104   10,945      220,000  SHRS  PUT    OTHER     01/02           X
Federal Natl Mtg Assn                 COM         313586109    3,753      50,000   SHRS  PUT    OTHER     01/02           X
Fedex Corp                            COM         31428X106    6,750      100,000  SHRS         OTHER     01/02           X
Franklin Res Inc                      COM         354613101   15,982      307,000  SHRS  PUT    OTHER     01/02           X
General Elec Co                       COM         369604103    1,549       50,000  SHRS         OTHER     01/02           X
Hughes Electronics                    COM         444418107  214,768   12,976,906  SHRS         OTHER     01/02           X
Hughes Electronics                    COM         444418107    1,655      100,000  SHRS  CALL   OTHER     01/02           X
Interactive Corp                      COM         45840Q101    5,090      150,000  SHRS  CALL   OTHER     01/02           X
Intergraph Corp                       COM         458683109   21,144      883,950  SHRS         OTHER     01/02           X
Intermune Inc                         COM         45884X103   11,580      500,000  SHRS         OTHER     01/02           X
Internet Cap Group Inc         Note 5.500% 12/2   46059CAA4   20,073   26,587,000  PRN          OTHER     01/02           X
Ishares Russell 2000                  Com         464287655   11,080      100,000  SHRS  PUT    OTHER     01/02           X
Janus Cap Group Inc                   COM         47102X105  315,597   19,231,987  SHRS         OTHER     01/02           X
Key Energy Svcs Inc                   COM         492914106   12,083    1,172,000  SHRS         OTHER     01/02           X
King Pharmaceuticals Inc              COM         495582108   19,493    1,277,400  SHRS         OTHER     01/02           X
Lakes Entmnt Inc                      COM         51206P109    8,488      525,549  SHRS         OTHER     01/02           X
Liberty Media Corp                 Com Ser A      530718105    1,784      150,000  SHRS  CALL   OTHER     01/02           X
Limited Brands Inc                    COM         532716107   13,757      763,000  SHRS         OTHER     01/02           X
Louisiana Pac Corp                    COM         546347105   14,962      836,800  SHRS         OTHER     01/02           X
Lucent Technologies Inc               COM         549463107      426      150,000  SHRS         OTHER     01/02           X
3M Co                                 COM         88579Y101    8,503      100,000  SHRS  PUT    OTHER     01/02           X
Mandalay Resort Group                 COM         562567107   13,863      310,000  SHRS  PUT    OTHER     01/02           X
MCF Corp                              COM         580395101    4,450    5,000,000  SHRS         OTHER     01/02           X
Microsoft Corp.                       COM         594918104    3,856      140,000  SHRS         OTHER     01/02           X
Mony Group Inc                        COM         615337102   68,353    2,184,500  SHRS         OTHER     01/02           X
Moore Wallace Inc                     COM         615857109   12,901      688,800  SHRS         OTHER     01/02           X
Motorola Inc.                         COM         620076109   29,547    2,100,000  SHRS         OTHER     01/02           X
MSC. Software Corporation             COM         553531104      239       25,300  SHRS  CALL   OTHER     01/02           X
Nasdaq 100 TR                     Unit Ser 1      631100104  282,565    7,750,000  SHRS  PUT    OTHER     01/02           X
Natl Australia Bk LTD           CAP UTS Exchbl    632525309    9,550      250,000  SHRS         OTHER     01/02           X
Network Appliance Inc                 COM         64120L104      818       40,000  SHRS  PUT    OTHER     01/02           X
Newhall Land & Farming Co       Depositary REC    651426108   57,614    1,426,800  SHRS         OTHER     01/02           X
News Corp Ltd.                    SP ADR PFD      652487802   37,742    1,247,680  SHRS         OTHER     01/02           X
Nokia                            Sponsored ADR    654902204    1,700      100,000  SHRS  CALL   OTHER     01/02           X
Northrop Grumman Corp                 COM         666807102    9,082       95,000  SHRS  CALL   OTHER     01/02           X
Pactiv Corp                           COM         695257105   23,900    1,000,000  SHRS         OTHER     01/02           X
Park Pl Entmt Corp                    COM         700690100   21,660    2,000,000  SHRS         OTHER     01/02           X
PartnerRe Ltd                         COM         G6852T105   35,352      609,000  SHRS         OTHER     01/02           X
Pepsico Inc                           COM         713448108    4,662      100,000  SHRS         OTHER     01/02           X
Pepsico Inc                           COM         713448108    2,331       50,000  SHRS  CALL   OTHER     01/02           X
PF Chang's China Bistro Inc           COM         69333Y108   43,223      849,500  SHRS  PUT    OTHER     01/02           X
Pfizer Inc                            COM         717081103    3,533      100,000  SHRS  CALL   OTHER     01/02           X
Prudential Finl Inc                   COM         744320102  122,917    2,942,700  SHRS         OTHER     01/02           X
Ralcorp Hldgs Inc                     COM         751028101   44,155    1,408,000  SHRS         OTHER     01/02           X
Readers Digest Assn Inc               COM         755267101  122,080    8,327,431  SHRS         OTHER     01/02           X
Research in Motion Ltd                COM         760975102    5,346       80,000  SHRS  PUT    OTHER     01/02           X
Russell Corp                          COM         782352108    2,365      134,700  SHRS         OTHER     01/02           X
Sappi Ltd                        SPON ADR NEW     803069202      553       40,490  SHRS         OTHER     01/02           X
Sears Roebuck & Co                    COM         812387108    3,184       70,000  SHRS  PUT    OTHER     01/02           X
Semiconductor HLDRS TR             DEP RCPT       816636203   15,537      375,300  SHRS         OTHER     01/02           X
Shaw Communications Inc               CL B        82028K200   35,319    2,275,700  SHRS         OTHER     01/02           X
Shaw Group Inc                        COM         820280105   24,473    1,796,832  SHRS         OTHER     01/02           X
Silicon Graphics Inc                  COM         827056102    8,474    6,185,720  SHRS         OTHER     01/02           X
Silicon Graphics Inc          Note 6.5% 06/01/09  827056AE2   23,999   19,225,000   PRN         OTHER     01/02           X
Smithfield Foods Inc                  COM         832248108   87,172    4,211,190  SHRS         OTHER     01/02           X
Sothebys Hldgs Inc                    CL A        835898107    5,144      376,600  SHRS         OTHER     01/02           X
Sovereign Bancorp Inc                 COM         845905108    1,900       80,000  SHRS         OTHER     01/02           X
SPDR TR                           Unit Ser 1      78462F103    2,782       25,000  SHRS         OTHER     01/02           X
Station Casinos Inc                   COM         857689103   30,630    1,000,000  SHRS         OTHER     01/02           X
Sun Microsystems Inc                  COM         866810104      449      100,000  SHRS         OTHER     01/02           X
Sysco Corp                            COM         871829107    4,468      120,000  SHRS  PUT    OTHER     01/02           X
Time Warner Inc.                      COM         887317105  305,371   16,974,500  SHRS         OTHER     01/02           X
Trizec Properties Inc                 COM         89687P107    4,336      281,575  SHRS         OTHER     01/02           X
Waddell & Reed Finl Inc               CL A        930059100   91,720    3,909,645  SHRS         OTHER     01/02           X
Walgreen Co                           COM         931422109    3,638      100,000  SHRS  PUT    OTHER     01/02           X
Washington Mut Inc.                   COM         939322103   19,659      490,000  SHRS         OTHER     01/02           X
White Mtns Ins Group Ltd              COM         G9618E107   38,978       84,745  SHRS         OTHER     01/02           X
WW Grainger Inc                       COM         384802104    1,422       30,000  SHRS  CALL   OTHER     01/02           X
Wynn Resorts Ltd                      COM         983134107   28,010    1,000,000  SHRS  CALL   OTHER     01/02           X
Xerox Corp                            COM         984121103   13,800    1,000,000  SHRS         OTHER     01/02           X
Xerox Corp                            COM         984121103    1,380      100,000  SHRS  CALL   OTHER     01/02           X
Yankee Candle Inc                     COM         984757104   16,753      613,000  SHRS         OTHER     01/02           X